Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts [Text Block]
The Williams Companies, Inc.
Schedule II — Valuation and Qualifying Accounts

		Additions
	Beginning Balance	Charged (Credited) To Costs and Expenses	Other	Deductions	Ending Balance
	(Millions)
2021
Deferred tax asset valuation allowance (1)	$325	$(28)	$—	$—	$297
2020
Deferred tax asset valuation allowance (1)	319	6	—	—	325
2019
Deferred tax asset valuation allowance (1)	320	(1)	—	—	319
__________
(1)    Deducted from related assets.